Dreyfus Stock Index Fund
_______________________________________
Letter to Shareholders

Dear Shareholder:

    We are pleased to report that the Dreyfus Stock Index Fund achieved a total return of 36.78% for the fiscal year ended December 31, 1995.* As you know, the Fund's goal is to track, as closely as possible, the performance of the Standard & Poor's 500 Composite Stock Price Index,** which had a total return of 37.53%*** for the same period. The difference is accounted for by the costs of operating your Fund.

ECONOMIC ENVIRONMENT

    The dominant influence on the U.S. economy in 1995 was the policy of the Federal Reserve Board's Open Market Committee, led by Federal Reserve Board Chairman Alan Greenspan. By deft handling of credit controls, the Fed managed to keep the U.S. economy growing at a moderate rate throughout the year.

    At the start of 1995, the central bank was still fighting inflation, culminating a year-long strategy of raising interest rates to prevent overheating of the economy. This approach appeared to work. The economy began to slow down, even raising some fear that the Fed might have caused a recession. Yet by midsummer, the Fed switched gears, and began a very modest lowering of interest rates. Its purpose was to maintain the growth of the economy and to place the Fed in a position to avoid blame for causing a business turndown, if one should come.

    By fall, the economic indicators confirmed that growth was indeed slowing. Construction activity was cooling off. Business inventories were creeping up. Creation of new jobs slowed, and unemployment inched upward. However, other sectors of the economy remained strong. U.S. merchandise exports were growing at 15 percent a year in constant dollars, reflecting the tremendous competitiveness of U.S. manufacturers on world markets. Fixed investments by business continued to grow. Orders for nondefense capital goods, after a slump in early summer, appeared to be picking up. Low interest rates sustained a good level of housing sales.

    Retail sales were weak. The economy was no longer being led by consumer spending. Yet, a sizable portion of the slowdown in consumer spending reflected lower retail prices rather than a drop in numbers of transactions. The consumer was very cautious and was looking for bargains, but still had money to spend - carefully. To be sure, consumers took on a lot of debt, but their assets rose in value, particularly investment assets. Thus they were in position to carry more debt.

    In December, the Federal Reserve lowered interest rates once again, but by the smallest amount possible. Other steps to reduce interest rates are expected in 1996 to deal with a continued slowing of the economy.

MARKET OVERVIEW

    As one would expect from the key role played by the Federal Reserve, the stock market was heavily influenced during the year by the cost of money, and hence by the bond market.

    The 1995 economic climate was ideal for bonds - slow growth, no worrisome inflation, and pressure in Washington to reduce the Federal deficit, cutting back the Government's need to borrow money.

    The stock market took its cue from the rising prices of fixed income investments. As indicated by the performance of your index Fund, stocks enjoyed a very strong year. Of course, the rising tide did not lift all the boats, even though the Dow Jones Industrials broke through the 4000 and 5000 point levels during the year. Technology stocks, especially computer issues, rose stunningly until late in the year, when many investors concluded that their prices may have outrun their profit potential, at least for a while. Interest-sensitive stocks, such as financial companies and utilities, did well. As the year wore on, however, some manufacturing and retailing sectors, where profit margins were being squeezed by competition, reflected investor concern about future profit potential.

    Few analysts believe that market conditions will be as favorable this year as they were in 1995. Indeed, the market stumbled in early January. However, stock prices may not as yet fully reflect the possibilities for dramatically lower interest rates if the Federal Government does actually set its course toward eliminating the budget deficit in seven years. If that means that long-term Government borrowing will decline and perhaps eventually stop, the market environment could change dramatically.

    We thank you for your interest in the Dreyfus Stock Index Fund and wish you the best for the coming year.



                              Sincerely,

  [Steven Falci signature logo]
                              Steven Falci
                              Portfolio Manager
January 11, 1996
New York, N.Y.


* Total return includes reinvestment of dividends and any capital gains paid. Figures do not reflect the deduction of any additional charges applicable to separate accounts of participating insurance companies which use the Fund as an underlying investment.

** The Fund is not sponsored, sold, endorsed or promoted by Standard & Poor's Corporation.

*** SOURCE: LIPPER ANALYTICAL SERVICES, INC. - Reflects the reinvestment of income dividends and, where applicable, capital gain distributions. The Standard & Poor's 500 Composite Stock Price Index is a widely accepted unmanaged index of stock market performance.

Dreyfus Stock Index Fund                                     December 31, 1995
_______________________________________

  COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN DREYFUS STOCK INDEX
     FUND AND THE STANDARD AND POOR'S 500 COMPOSITE STOCK PRICE INDEX

                    Standard & Poor's 500
                       Composite Stock        Dreyfus Stock
                        Price Index *           Index Fund
                          ____________________________
     9/29/89                10,000                10,000
    12/31/89                10,205                10,216
    12/31/90                 9,888                 9,860
    12/31/91                12,893                12,803
    12/31/92                13,875                13,713
    12/31/93                15,270                14,993
    12/31/94                15,471                15,125
    12/31/95                21,278                20,688
    ____________________________
*Source: Lipper Analytical Services, Inc.

[Exhibit A: ]
Average Annual Total Returns
_______________________________________________________

                One Year Ended                       Five Years Ended                 From Inception (9/29/89)
              December 31, 1995                     December 31, 1995                   to December 31, 1995
              ____________                            ____________                        ______________
                    36.78%                                15.94%                               12.31%


Past performance is not predictive of future performance.

The Fund's performance does not reflect the deduction of additional charges applicable to separate accounts of participating insurance companies using the Fund as an underlying investment.

The above graph compares a $10,000 investment in Dreyfus Stock Index Fund on 9/29/89 (Inception Date) to a $10,000 investment made in the Standard & Poor's 500 Composite Stock Price Index on that date. For comparative purposes, the value of the Index on 9/30/89 is used as the beginning value on 9/29/89. All dividends and capital gain distributions are reinvested.

The Fund's performance shown in the line graph takes into account all applicable fees and expenses. The Standard & Poor's 500 Composite Stock Price Index is a widely accepted, unmanaged index of overall stock market performance which does not take into account charges, fees and other expenses. Further information relating to Fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the Prospectus and elsewhere in this report.

[CAPTION]

Dreyfus Stock Index Fund
________________________________________
Statement of Investments                                                                        December 31, 1995

Common Stocks-90.2%                                                                          Shares             Value
                                                                                             ______             ______
        Aerospace-1.9%      Allied-Signal...................................                    17,330      $    823,175
                            Boeing..........................................                    21,047         1,649,559
                            General Dynamics................................                     3,828           226,331
                            Lockheed Martin.................................                    12,245           967,355
                            McDonnell Douglas...............................                     6,901           634,892
                            Northrop Grumman................................                     2,987           191,168
                            Rockwell International..........................                    13,361           706,463
                            Teledyne........................................                     3,425            87,772
                            United Technologies ............................                     7,445           706,344
                                                                                                                  ______
                                                                                                               5,993,059
                                                                                                                  ______

Agriculture & Food-2.8%     Archer Daniels Midland .........................                    32,558           586,062
                            CPC International ..............................                     8,981           616,321
                            Campbell Soup...................................                    15,320           919,200
                            Conagra ........................................                    14,680           605,550
                            General Mills ..................................                     9,776           564,564
                            Heinz (H.J.) ...................................                    22,701           751,987
                            Hershey Foods...................................                     4,702           305,630
                            Kellogg ........................................                    13,368         1,032,678
                            Pioneer Hi-Bred International...................                     5,098           283,576
                            Quaker Oats.....................................                     8,272           285,384
                            Sara Lee .......................................                    29,692           946,432
                            Unilever, N.V...................................                     9,866         1,388,639
                            Wrigley (Wm) Jr. ...............................                     7,089           372,172
                                                                                                                  ______
                                                                                                               8,658,195
                                                                                                                  ______

       Air Transport-.3%    AMR..........................................(a)                     4,728           351,055
                            Delta Air Lines.................................                     3,166           233,888
                            Federal Express..............................(a)                     3,451           254,943
                            Southwest Airlines..............................                     8,824           205,158
                            USAir Group..................................(a)                     3,803            50,390
                                                                                                                  ______
                                                                                                               1,095,434
                                                                                                                  ______

            Aluminum-.4%    Alcan Aluminium.................................                    13,869           431,673
                            Aluminum Co. of America.........................                    10,915           577,131
                            Reynolds Metals.................................                     3,870           219,139
                                                                                                                  ______
                                                                                                               1,227,943
                                                                                                                  ______

  Apparel & Textiles-.4%    Brown Group.....................................                     1,146            16,331
                            Fruit of the Loom, Cl. A.....................(a)                     4,675           113,953
                            Liz Claiborne...................................                     4,577           127,012
                            NIKE, Cl. B.....................................                     8,766           610,333
                            Reebok International............................                     4,667           131,843
                            Russell.........................................                     2,368            65,712
                            Springs Industries..............................                     1,147            47,457
                            Stride Rite.....................................                     3,017            22,627
                            V.F. ...........................................                     3,894           205,408
                                                                                                                  ______
                                                                                                               1,340,676
                                                                                                                  ______

Dreyfus Stock Index Fund
________________________________________
Statement of Investments (continued)                                                              December 31, 1995

Common Stocks (continued)                                                                    Shares             Value
                                                                                             ______            ______
          Automotive-2.0%   Chrysler........................................                    23,524      $  1,302,642
                            Dana............................................                     6,222           181,994
                            Echlin..........................................                     3,680           134,320
                            Fleetwood Enterprises...........................                     2,797            72,023
                            Ford Motor......................................                    65,874         1,910,346
                            General Motors..................................                    45,852         2,424,425
                            NACCO Industries, Cl. A ........................                       533            29,581
                            Navistar International.......................(a)                     4,634            48,657
                            PACCAR..........................................                     2,423           102,069
                                                                                                                  ______
                                                                                                               6,206,057
                                                                                                                  ______

            Banking-5.8%    Banc One........................................                    24,061           908,303
                            Bank of Boston..................................                     6,883           318,339
                            Bank of New York................................                    12,269           598,114
                            BankAmerica.....................................                    22,724         1,471,379
                            Bankers Trust New York..........................                     4,857           322,991
                            Barnett Banks...................................                     5,959           351,581
                            Boatmens Bancshares.............................                     7,951           324,997
                            Chase Manhattan.................................                    11,015           667,784
                            Chemical Banking................................                    15,339           901,166
                            Citicorp........................................                    26,093         1,754,754
                            Comerica........................................                     7,000           280,875
                            CoreStates Financial............................                     8,576           324,816
                            First Bank Systems..............................                     7,984           396,206
                            First Chicago...................................                    19,733           779,454
                            First Fidelity Bancorp..........................                     4,972           374,765
                            First Interstate Bancorp........................                     4,653           635,135
                            First Union.....................................                    10,467           582,227
                            Fleet Financial Group...........................                    15,766           642,465
                            KeyCorp.........................................                    14,491           525,299
                            Mellon Bank.....................................                     8,099           435,321
                            Morgan (J.P.) & Co..............................                    11,499           922,795
                            National City...................................                     9,023           298,887
                            NationsBank.....................................                    16,614         1,156,750
                            Norwest.........................................                    21,648           714,384
                            PNC Financial...................................                    16,267           524,611
                            Republic New York...............................                     3,450           214,331
                            SunTrust Banks..................................                     7,041           482,308
                            U.S. Bancorp....................................                     6,009           202,052
                            Wachovia........................................                    10,496           480,192
                            Wells Fargo & Co................................                     2,887           623,592
                                                                                                                  ______
                                                                                                              18,215,873
                                                                                                                  ______

           Beverages-3.4%   Anheuser-Busch Cos..............................                    15,594         1,042,849
                            Brown-Forman, Cl. B.............................                     4,252           155,198
                            Coca-Cola.......................................                    77,029         5,719,403
                            Coors (Adolph), Cl. B...........................                     2,283            50,511
                            PepsiCo.........................................                    48,375         2,702,953
                            Seagram.........................................                    22,856           791,389


Dreyfus Stock Index Fund
________________________________________
Statement of Investments (continued)                                                             December 31, 1995

Common Stocks (continued)                                                                    Shares             Value
                                                                                              ______           ______
     Beverages (continued)  Whitman.........................................                     6,448      $    149,916
                                                                                                                  ______
                                                                                                              10,612,219
                                                                                                                  ______

     Capital Goods-5.3%     Amdahl.......................................(a)                     7,351            62,484
                            Briggs & Stratton...............................                     1,815            78,726
                            Caterpillar.....................................                    12,117           711,874
                            Cincinnati Milacron.............................                     2,054            53,918
                            Crane...........................................                     1,900            70,063
                            Cummins Engine..................................                     2,498            92,426
                            DSC Communications...........................(a)                     7,057           260,227
                            Deere & Co......................................                    16,102           567,596
                            Dover...........................................                     7,010           258,494
                            Dresser Industries..............................                    11,185           272,634
                            Eaton...........................................                     4,802           257,507
                            Foster Wheeler..................................                     2,509           106,633
                            General Electric................................                   102,517         7,381,224
                            General Signal..................................                     2,931            94,891
                            Genuine Parts...................................                     7,530           308,730
                            Giddings & Lewis................................                     2,144            35,376
                            Grainger (W.W.).................................                     3,171           210,079
                            Harnischfeger Industries........................                     2,968            98,686
                            Illinois Tool Works.............................                     7,192           424,328
                            Ingersoll-Rand..................................                     6,653           233,687
                            Johnson Controls................................                     2,483           170,706
                            Mallinckrodt Group..............................                     4,752           172,854
                            McDermott International.........................                     3,356            73,832
                            Minnesota Mining & Manufacturing................                    25,724         1,704,215
                            National Service Industries.....................                     2,997            97,028
                            Owens-Corning Fiberglas......................(a)                     3,112           139,651
                            Pall............................................                     7,060           189,764
                            Parker-Hannifin.................................                     4,565           156,351
                            Perkin-Elmer....................................                     2,611            98,565
                            Premark International...........................                     3,799           192,324
                            Raychem.........................................                     2,683           152,596
                            Snap-On Tools...................................                     2,483           112,356
                            Stanley Works...................................                     2,722           140,183
                            3Com............................................                     6,600           307,725
                            Textron.........................................                     5,221           352,417
                            Timken..........................................                     1,929            73,784
                            TRINOVA.........................................                     1,775            50,809
                            TRW.............................................                     4,009           310,697
                            Tyco Laboratories...............................                     9,348           333,022
                            Varity.......................................(a)                     2,556            94,891
                                                                                                                  ______
                                                                                                              16,503,353
                                                                                                                  ______

         Chemicals-3.0%.    Air Products & Chemicals........................                     6,817           359,597
                            Ashland Oil.....................................                     3,922           137,760
                            Avery Dennison..................................                     3,261           163,458

Dreyfus Stock Index Fund
________________________________________
Statement of Investments (continued)                                                             December 31, 1995

Common Stocks (continued)                                                                    Shares             Value
                                                                                              ______           ______
    Chemicals (continued)   Dow Chemical....................................                    16,092      $  1,132,475
                            du Pont (E.I.) de Nemours.......................                    34,130         2,384,834
                            Eastman Chemical................................                     4,924           308,366
                            Engelhard.......................................                     8,823           191,900
                            FMC..........................................(a)                     2,214           149,722
                            Goodrich (B.F.).................................                     1,595           108,659
                            Grace (W.R.) & Co...............................                     5,925           350,316
                            Great Lakes Chemical............................                     3,934           283,248
                            Hercules........................................                     6,838           385,492
                            Monsanto........................................                     7,086           868,035
                            Morton International............................                     9,121           327,216
                            Nalco Chemical..................................                     4,139           124,687
                            Occidental Petroleum............................                    19,570           418,309
                            PPG Industries..................................                    12,031           550,418
                            Praxair.........................................                     8,611           289,545
                            Rohm & Haas.....................................                     4,109           264,517
                            Sigma Aldrich...................................                     3,107           153,796
                            Union Carbide...................................                     8,471           317,662
                                                                                                                  ______
                                                                                                               9,270,012
                                                                                                                  ______

    Consumer Durables-.3%   Black & Decker..................................                     5,296           186,684
                            Masco...........................................                     9,834           308,542
                            Maytag..........................................                     6,643           134,521
                            Whirlpool.......................................                     4,508           240,051
                            Zenith Electronics...........................(a)                     2,492            17,132
                                                                                                                  ______
                                                                                                                 886,930
                                                                                                                  ______

        Construction-.2%    Armstrong World Industries......................                     2,283           141,546
                            Centex..........................................                     1,600            55,600
                            Fluor...........................................                     5,112           337,392
                            Sherwin-Williams................................                     5,206           212,144
                                                                                                                  ______
                                                                                                                 746,682
                                                                                                                  ______

         Containers-.2%     Ball............................................                     1,850            50,875
                            Bemis...........................................                     3,281            84,076
                            Crown Cork & Seal............................(a)                     5,555           231,921
                            Temple-Inland...................................                     3,446           152,055
                                                                                                                  ______
                                                                                                                 518,927
                                                                                                                  ______

         Cosmetics-1.2%     Alberto Culver, Cl. B...........................                     1,725            59,297
                            Avon Products...................................                     4,198           316,424
                            Procter & Gamble................................                    42,079         3,492,557
                                                                                                                  ______
                                                                                                               3,868,278
                                                                                                                  ______

             Drugs-7.3%     ALZA.........................................(a)                     5,080           125,730
                            Abbott Laboratories.............................                    48,547         2,026,837
                            Allergan........................................                     3,909           127,043
                            American Home Products..........................                    19,209         1,863,273

Dreyfus Stock Index Fund
________________________________________
Statement of Investments (continued)                                                             December 31, 1995

Common Stocks (continued)                                                                    Shares             Value
                                                                                              ______            ______
       Drugs (continued)    Amgen........................................(a)                    16,338      $    970,069
                            Bristol-Myers Squibb............................                    31,095         2,670,283
                            Johnson & Johnson...............................                    39,773         3,405,563
                            Lilly (Eli) & Co................................                    33,860         1,904,625
                            Merck & Co......................................                    75,805         4,984,179
                            Pfizer..........................................                    38,936         2,452,968
                            Pharmacia & Upjohn..............................                    30,920         1,198,171
                            Schering-Plough.................................                    22,574         1,235,926
                                                                                                                  ______
                                                                                                              22,964,667
                                                                                                                  ______

        Electronics-3.6%    AMP.............................................                    13,310           510,771
                            Advanced Micro Devices.......................(a)                     6,443           106,310
                            Andrew.......................................(a)                     2,427            92,833
                            Cooper Industries...............................                     6,621           243,322
                            Emerson Electric................................                    13,745         1,123,654
                            Harris..........................................                     2,438           133,176
                            Honeywell.......................................                     7,794           378,983
                            Intel...........................................                    50,566         2,869,620
                            LSI Logic....................................(a)                     7,900           258,725
                            Loral...........................................                    10,620           375,683
                            Micron Technology...............................                    12,710           503,634
                            Motorola........................................                    36,213         2,064,141
                            National Semiconductor.......................(a)                     7,560           168,210
                            Northern Telecom................................                    15,560           669,080
                            Raytheon........................................                    14,914           704,686
                            Scientific-Atlanta..............................                     4,773            71,595
                            Tektronix.......................................                     2,015            98,987
                            Tellabs......................................(a)                     5,414           200,318
                            Texas Instruments...............................                    11,606           600,610
                            Thomas & Betts..................................                     1,096            80,830
                                                                                                                  ______
                                                                                                              11,255,168
                                                                                                                  ______

            Finance-2.7%    Ahmanson (H.F.) & Co............................                     7,201           190,827
                            American Express................................                    29,727         1,229,955
                            Beneficial......................................                     3,217           149,993
                            Dean Witter, Discover & Co......................                    10,363           487,107
                            Federal Home Loan Mortgage......................                    11,046           922,341
                            Federal National Mortgage Association...........                    16,736         2,077,356
                            Golden West Financial...........................                     3,610           199,453
                            Great Western Financial.........................                     8,369           213,410
                            Household International.........................                     6,019           355,873
                            MBNA............................................                     9,121           336,337
                            Merrill Lynch & Co..............................                    10,788           550,188
                            Morgan Stanley Group............................                     4,791           386,274
                            Salomon.........................................                     6,578           233,519
                            Travelers Group.................................                    19,572         1,230,589
                                                                                                                  ______
                                                                                                               8,563,222
                                                                                                                  ______

Dreyfus Stock Index Fund
________________________________________
Statement of Investments (continued)                                                             December 31, 1995

Common Stocks (continued)                                                                    Shares             Value
                                                                                             ______             ______
          Forest & Paper
           Products-1.6%    Alco Standard...................................                     6,894      $    314,539
                            Boise Cascade...................................                     2,913           100,863
                            Champion International..........................                     5,900           247,800
                            Federal Paper Board.............................                     2,863           148,518
                            Georgia-Pacific.................................                     5,622           385,810
                            International Paper.............................                    15,596           590,698
                            James River.....................................                     5,077           122,483
                            Kimberly-Clark..................................                    17,106         1,415,594
                            Louisiana-Pacific...............................                     6,602           160,099
                            Mead............................................                     3,300           172,425
                            Potlatch........................................                     1,820            72,800
                            Stone Container.................................                     5,905            84,884
                            Union Camp......................................                     4,298           204,692
                            Westvaco........................................                     6,233           172,966
                            Weyerhaeuser....................................                    12,347           534,008
                            Willamette Industries...........................                     3,363           189,169
                                                                                                                  ______
                                                                                                               4,917,348
                                                                                                                  ______

        Health Care-2.4%    Bard (C.R.).....................................                     3,496           112,746
                            Bausch & Lomb...................................                     3,551           140,708
                            Baxter International............................                    16,645           697,009
                            Becton Dickinson & Co...........................                     4,088           306,600
                            Beverly Enterprises..........................(a)                     6,031            64,079
                            Biomet.......................................(a)                     7,042           125,876
                            Boston Scientific............................(a)                     9,965           488,285
                            Columbia/HCA Healthcare.........................                    27,369         1,388,977
                            Community Psychiatric Centers................(a)                     2,663            32,622
                            Corning.........................................                    14,070           450,240
                            Humana.......................................(a)                     9,900           271,013
                            Manor Care......................................                     3,870           135,450
                            Medtronic.......................................                    14,294           798,677
                            Millipore.......................................                     2,780           114,327
                            St. Jude Medical.............................(a)                     4,273           183,739
                            Tenet Healthcare.............................(a)                    12,290           255,017
                            U.S. HealthCare.................................                     9,455           439,657
                            U.S. Surgical...................................                     3,460            73,957
                            United Healthcare...............................                    10,728           702,684
                            Warner-Lambert..................................                     8,303           806,429
                                                                                                                  ______
                                                                                                               7,588,092
                                                                                                                  ______

Hotels & Restaurants-.9%    Bally Entertainment..........................(a)                     2,867            40,138
                            Darden Restaurants..............................                     9,776           116,090
                            Harrah's Entertainment.......................(a)                     6,337           153,672
                            Hilton Hotels...................................                     2,966           182,409
                            Luby's Cafeterias...............................                     1,305            29,036
                            McDonald's......................................                    42,563         1,920,655
                            Marriott International..........................                     7,693           294,257
                            Ryan's Family Steak House....................(a)                     3,261            22,827

Dreyfus Stock Index Fund
________________________________________
Statement of Investments (continued)                                                             December 31, 1995

Common Stocks (continued)                                                                    Shares             Value
                                                                                              ______           ______
     Hotels & Restaurants
              (continued)   Shoney's.....................................(a)                     2,508      $     25,707
                            Wendy's International...........................                     6,329           134,491
                                                                                                                  ______
                                                                                                               2,919,282
                                                                                                                  ______

 Household Products-1.2%    Clorox..........................................                     3,251           232,853
                            Colgate-Palmolive...............................                     8,899           625,155
                            Dial ...........................................                     5,770           170,936
                            Ecolab..........................................                     3,984           119,520
                            Gillette........................................                    27,200         1,417,800
                            International Flavors & Fragrances..............                     6,802           326,496
                            Newell..........................................                     9,694           250,832
                            Ralston-Purina Group............................                     6,481           404,252
                            Rubbermaid......................................                     9,674           246,687
                                                                                                                  ______
                                                                                                               3,794,531
                                                                                                                  ______

          Insurance-3.3%    Aetna Life & Casualty...........................                     7,042           487,659
                            Allstate........................................                    27,508         1,131,271
                            American General................................                    12,522           436,705
                            American International Group....................                    29,051         2,687,218
                            CIGNA...........................................                     4,623           477,325
                            Chubb...........................................                     5,361           518,677
                            General Re......................................                     4,992           773,760
                            ITT.............................................                     7,151           379,003
                            ITT Hartford Group..............................                     7,151           345,930
                            ITT Industries..................................                     7,151           171,624
                            Jefferson-Pilot.................................                     4,338           201,717
                            Lincoln National................................                     6,390           343,463
                            Loews...........................................                     7,194           563,830
                            Providian.......................................                     5,869           239,162
                            SAFECO..........................................                     7,770           268,065
                            St. Paul Cos....................................                     5,171           287,637
                            Torchmark.......................................                     4,435           200,684
                            Transamerica....................................                     4,219           307,460
                            UNUM............................................                     4,498           247,390
                            USF&G...........................................                     6,900           116,437
                            USLIFE..........................................                     2,071            61,871
                                                                                                                  ______
                                                                                                              10,246,888
                                                                                                                  ______

        Iron & Steel-.3%    Armco........................................(a)                     6,523            38,323
                            Bethlehem Steel..............................(a)                     6,906            96,684
                            Inland Steel Industries.........................                     3,007            75,551
                            Nucor...........................................                     5,396           308,246
                            USX-U.S. Steel Group............................                     5,107           157,040
                            Worthington Industries..........................                     5,617           116,904
                                                                                                                  ______
                                                                                                                 792,748
                                                                                                                  ______

             Leisure-.2%    Brunswick.......................................                     5,890           141,360
                            Hasbro..........................................                     5,406           167,586

Dreyfus Stock Index Fund
________________________________________
Statement of Investments (continued)                                                              December 31, 1995

Common Stocks (continued)                                                                    Shares             Value
                                                                                              ______           ______
     Leisure (continued)    Mattel..........................................                    13,574      $    417,401
                            Outboard Marine.................................                     1,141            23,248
                                                                                                                  ______
                                                                                                                 749,595
                                                                                                                  ______

              Media-2.2%    Capital Cities/ABC..............................                     9,430         1,163,426
                            Comcast, Cl. A..................................                    14,686           267,102
                            Disney (Walt)...................................                    32,076         1,892,484
                            Handleman.......................................                     2,109            12,127
                            King World Productions.......................(a)                     2,219            86,264
                            Tele-Communications, Cl. A...................(a)                    40,089           796,769
                            Time Warner.....................................                    23,705           897,827
                            Tribune.........................................                     3,869           236,493
                            US West Media Group.............................                    28,953           550,107
                            Viacom, Cl. B (non-voting)...................(a)                    22,190         1,051,298
                                                                                                                  ______
                                                                                                               6,953,897
                                                                                                                  ______

              Mining-.4%    ASARCO..........................................                     2,653            84,896
                            Cyprus Amax Minerals............................                     5,685           148,521
                            Freeport-McMoran Copper, Cl.B...................                    12,443           349,959
                            Inco............................................                     7,311           243,091
                            Phelps Dodge....................................                     4,238           263,815
                                                                                                                  ______
                                                                                                               1,090,282
                                                                                                                  ______

  Oil-International-3.9%    Chevron.........................................                    40,057         2,102,993
                            Exxon...........................................                    76,212         6,106,487
                            Mobil...........................................                    24,317         2,723,504
                            Oryx Energy..................................(a)                     6,424            85,921
                            Texaco..........................................                    16,214         1,272,799
                                                                                                                  ______
                                                                                                              12,291,704
                                                                                                                  ______

          Oil-Petroleum
            Reserves-.8%    Atlantic Richfield..............................                     9,909         1,097,422
                            Burlington Resources............................                     7,810           306,543
                            Kerr-McGee......................................                     3,192           202,692
                            Louisiana Land & Exploration....................                     2,029            86,993
                            Pennzoil........................................                     2,797           118,173
                            Phillips Petroleum..............................                    16,063           548,150
                            Santa Fe Energy Resources....................(a)                     5,578            53,688
                                                                                                                  ______
                                                                                                               2,413,661
                                                                                                                  ______

         Oil-Refining &
       Distribution-2.7%    Amerada Hess....................................                     5,688           301,464
                            Amoco...........................................                    30,484         2,191,038
                            Coastal.........................................                     6,438           239,816
                            Royal Dutch Petroleum...........................                    32,881         4,640,331
                            Sun.............................................                     4,606           126,089
                            Unocal..........................................                    15,186           442,292
                            USX-Marathon Group..............................                    17,649           344,155
                                                                                                                  ______
                                                                                                               8,285,185
                                                                                                                  ______

Dreyfus Stock Index Fund
________________________________________
Statement of Investments (continued)                                                            December 31, 1995

Common Stocks (continued)                                                                    Shares             Value
                                                                                              ______           ______
         Oil-Service-.6%    Baker Hughes....................................                     8,672      $    211,380
                            Halliburton.....................................                     6,993           354,021
                            Helmerich & Payne...............................                     1,520            45,220
                            Rowan Cos....................................(a)                     5,196            51,310
                            Schlumberger....................................                    14,836         1,027,393
                            Western Atlas................................(a)                     3,217           162,458
                                                                                                                  ______
                                                                                                               1,851,782
                                                                                                                  ______

         Photography-.5%    Eastman Kodak...................................                    21,006         1,407,402
                            Polaroid........................................                     2,812           133,218
                                                                                                                  ______
                                                                                                               1,540,620
                                                                                                                  ______

   Pollution Control-.5%    Browning-Ferris Industries......................                    13,073           385,654
                            Laidlaw Cl.B....................................                    18,056           185,074
                            Safety-Kleen....................................                     3,600            56,250
                            WMX Technologies................................                    29,841           891,500
                                                                                                                  ______
                                                                                                               1,518,478
                                                                                                                  ______

     Precious Metals-.5%    Barrick Gold....................................                    21,692           572,127
                            Echo Bay Mines..................................                     7,742            80,323
                            Homestake Mining................................                     8,437           131,828
                            Newmont Mining..................................                     5,757           260,549
                            Placer Dome.....................................                    14,697           354,565
                            Santa Fe Pacific Gold...........................                     8,103            98,261
                                                                                                                  ______
                                                                                                               1,497,653
                                                                                                                  ______

     Producer Goods-3.8%    Apple Computer..................................                     7,561           241,007
                            Applied Materials............................(a)                    10,958           431,471
                            Cabletron Systems............................(a)                     4,452           360,612
                            cisco Systems................................(a)                    16,758         1,250,566
                            Compaq Computer..............................(a)                    16,270           780,960
                            Cray Research................................(a)                     1,435            35,516
                            Data General.................................(a)                     2,274            31,268
                            Digital Equipment............................(a)                     9,267           594,246
                            Hewlett-Packard.................................                    31,391         2,628,996
                            International Business Machines.................                    34,939         3,205,653
                            Pitney Bowes....................................                     9,290           436,630
                            Silicon Graphics.............................(a)                     9,841           270,627
                            Sun Microsystems.............................(a)                    11,670           532,444
                            Tandem Computers.............................(a)                     7,166            76,139
                            Unisys.......................................(a)                    10,477            58,933
                            Xerox...........................................                     6,581           901,597
                                                                                                                  ______
                                                                                                              11,836,665
                                                                                                                  ______

          Publishing-.7%    American Greetings..............................                     4,543           125,500
                            Donnelley (R R) & Sons..........................                     9,465           372,684
                            Gannett.........................................                     8,597           527,641

Dreyfus Stock Index Fund
________________________________________
Statement of Investments (continued)                                                              December 31, 1995

Common Stocks (continued)                                                                    Shares             Value
                                                                                              ______           ______
  Publishing (continued)    Harland (John H.)...............................                     1,925      $     40,184
                            Jostens.........................................                     2,292            55,581
                            Knight-Ridder...................................                     3,056           191,000
                            McGraw-Hill.....................................                     3,099           270,000
                            Meredith........................................                     1,714            71,774
                            Moore...........................................                     6,154           114,618
                            New York Times, Cl. A...........................                     5,944           176,091
                            Times Mirror, Cl. A.............................                     6,898           233,670
                                                                                                                  ______
                                                                                                               2,178,743
                                                                                                                  ______

Railroads & Transit-1.1%    Burlington Northern.............................                     8,679           676,962
                            CSX.............................................                    12,866           587,011
                            Conrail.........................................                     5,082           355,740
                            Consolidated Freightways........................                     2,699            71,524
                            Norfolk Southern................................                     7,988           634,047
                            Roadway Services................................                     2,438           119,157
                            Union Pacific...................................                    12,642           834,372
                            Yellow..........................................                     1,720            21,285
                                                                                                                  ______
                                                                                                               3,300,098
                                                                                                                  ______

          Real Estate-0%    Kaufman & Broad Home............................                     1,989            29,586
                            Pulte...........................................                     1,660            55,817
                                                                                                                  ______
                                                                                                                  85,403
                                                                                                                  ______

             Retail-4.3%    Albertson's.....................................                    15,470           508,576
                            American Stores.................................                     9,040           241,820
                            Charming Shoppes................................                     6,373            18,322
                            Circuit City Stores.............................                     6,014           166,137
                            Dayton-Hudson...................................                     4,368           327,600
                            Dillard Department Stores, Cl. A................                     6,947           197,990
                            Federated Department Stores..................(a)                    12,400           341,000
                            Fleming Cos.....................................                     2,268            46,778
                            Gap.............................................                     8,821           370,482
                            Giant Food, Cl. A...............................                     3,685           116,078
                            Great Atlantic & Pacific Tea....................                     2,388            54,924
                            Harcourt General................................                     4,472           187,265
                            Home Depot......................................                    29,281         1,401,828
                            K mart..........................................                    28,144           204,044
                            Kroger.......................................(a)                     7,566           283,725
                            Limited.........................................                    21,998           382,215
                            Longs Drug Stores...............................                     1,142            54,673
                            Lowes Cos.......................................                     9,824           329,104
                            May Department Stores...........................                    15,290           646,003
                            Melville........................................                     6,455           198,491
                            Mercantile Stores...............................                     2,234           103,322
                            Nordstrom.......................................                     4,968           201,204
                            Penney (J.C.)...................................                    13,872           660,654
                            Pep Boys-Manny, Moe & Jack......................                     3,840            98,400

Dreyfus Stock Index Fund
________________________________________
Statement of Investments (continued)                                                             December 31, 1995

Common Stocks (continued)                                                                    Shares             Value
                                                                                              ______           ______
      Retail (continued)    Price/Costco.................................(a)                    11,932      $    181,963
                            Rite Aid........................................                     5,144           176,182
                            Sears, Roebuck & Co.............................                    23,938           933,582
                            Supervalu.......................................                     4,203           132,394
                            Sysco...........................................                    11,160           362,700
                            TJX Cos.........................................                     4,453            84,050
                            Tandy...........................................                     3,863           160,314
                            Toys R Us....................................(a)                    16,759           364,508
                            Wal-Mart Stores.................................                   140,786         3,150,087
                            Walgreen........................................                    15,060           449,917
                            Winn-Dixie Stores...............................                     9,276           342,052
                            Woolworth (F.W.)................................                     8,174           106,262
                                                                                                                  ______
                                                                                                              13,584,646
                                                                                                                  ______

           Services-3.5%    Alexander & Alexander Services..................                     2,697            51,243
                            Autodesk........................................                     2,912            99,736
                            Automatic Data Processing.......................                     8,827           655,405
                            Block (H&R).....................................                     6,423           260,132
                            Ceridian.....................................(a)                     4,062           167,558
                            Computer Associates International...............                    14,796           841,523
                            Computer Sciences............................(a)                     3,421           240,325
                            CUC International............................(a)                    10,986           374,897
                            Deluxe..........................................                     5,101           147,929
                            Dow Jones & Co..................................                     5,909           235,621
                            Dun & Bradstreet................................                    10,348           670,033
                            EG&G............................................                     3,191            77,382
                            First Data......................................                    13,644           912,443
                            Intergraph...................................(a)                     2,842            44,761
                            Interpublic Group of Cos........................                     4,762           206,552
                            Marsh & McLennan Cos............................                     4,447           394,671
                            Microsoft....................................(a)                    36,311         3,186,290
                            Novell.......................................(a)                    22,713           323,660
                            Ogden...........................................                     2,969            63,462
                            Oracle.......................................(a)                    26,644         1,129,039
                            Pittston........................................                     2,548            79,943
                            Ryder System....................................                     4,902           121,324
                            Service Corporation International...............                     6,446           283,624
                            Shared Medical Systems..........................                     1,426            77,539
                            Westinghouse Electric...........................                    25,522           421,113
                                                                                                                  ______
                                                                                                              11,066,205
                                                                                                                  ______

       Tire & Rubber-.2%    Cooper Tire and Rubber..........................                     5,146           126,720
                            Goodyear Tire & Rubber..........................                     9,353           424,392
                                                                                                                  ______
                                                                                                                 551,112
                                                                                                                  ______

            Tobacco-1.8%    American Brands.................................                    11,172           498,551
                            Philip Morris Cos...............................                    51,523         4,662,831

Dreyfus Stock Index Fund
________________________________________
Statement of Investments (continued)                                                               December 31, 1995

Common Stocks (continued)                                                                    Shares             Value
                                                                                              ______            ______
      Tobacco (contined)    Schweitzer-Mauduit International................                       883      $     20,433
                            UST.............................................                    11,873           396,261
                                                                                                                  ______
                                                                                                               5,578,076
                                                                                                                  ______

 Utilities-Electric-3.4%    American Electric Power.........................                    11,438           463,239
                            Baltimore Gas & Electric........................                     9,018           257,013
                            Carolina Power & Light..........................                     9,404           324,438
                            Central & South West............................                    11,844           330,152
                            Cinergy.........................................                     9,679           296,419
                            Consolidated Edison Co. of New York.............                    14,457           462,624
                            Detroit Edison..................................                     8,911           307,430
                            Dominion Resources..............................                    10,617           437,951
                            Duke Power......................................                    12,617           597,730
                            Entergy.........................................                    14,027           410,290
                            FPL Group.......................................                    11,315           524,733
                            General Public Utilities........................                     7,141           242,794
                            Houston Industries..............................                    16,078           389,892
                            Niagara Mohawk Power............................                     8,887            85,537
                            Northern States Power...........................                     4,184           205,539
                            Ohio Edison.....................................                     9,410           221,135
                            PacifiCorp......................................                    17,465           371,131
                            Pacific Gas & Electric..........................                    26,071           739,765
                            PECO Energy.....................................                    13,643           410,995
                            PP&L Resources..................................                     9,800           245,000
                            Public Service Enterprise Group.................                    15,051           460,937
                            SCEcorp.........................................                    27,289           484,380
                            Southern........................................                    40,891         1,006,941
                            Texas Utilities.................................                    13,874           570,568
                            UniCom..........................................                    13,146           430,531
                            Union Electric..................................                     6,218           259,601
                                                                                                                  ______
                                                                                                              10,536,765
                                                                                                                  ______

       Utilities-Gas-.9%    Columbia Gas System..........................(a)                     3,066           134,521
                            Consolidated Natural Gas........................                     5,695           258,411
                            Eastern Enterprises.............................                     1,271            44,803
                            ENSERCH.........................................                     4,239            68,884
                            Enron...........................................                    15,455           589,222
                            NICOR...........................................                     3,131            86,102
                            Noram Energy....................................                     7,595            67,406
                            ONEOK...........................................                     1,675            38,316
                            Pacific Enterprises.............................                     5,203           146,985
                            Panhandle Eastern...............................                     9,166           255,502
                            Peoples Energy..................................                     2,164            68,707
                            Sonat...........................................                     5,296           188,670
                            Tenneco.........................................                    10,969           544,337
                            Williams Cos....................................                     6,227           273,210
                                                                                                                  ______
                                                                                                               2,765,076
                                                                                                                  ______

Dreyfus Stock Index Fund
________________________________________
Statement of Investments (continued)                                                            December 31, 1995

Common Stocks (continued)                                                                    Shares             Value
                                                                                             ______            ______
Utilities-Telephone-7.7%    ALLTEL..........................................                    11,556      $    340,902
                            AT&T............................................                    97,720         6,327,370
                            AirTouch Communications......................(a)                    30,439           859,902
                            Ameritech.......................................                    33,987         2,005,233
                            Bell Atlantic...................................                    26,835         1,794,591
                            BellSouth.......................................                    61,022         2,654,457
                            GTE.............................................                    59,452         2,615,888
                            MCI Communications..............................                    41,583         1,086,356
                            NYNEX...........................................                    26,249         1,417,446
                            Pacific Telesis Group...........................                    26,262           883,060
                            SBC Communications..............................                    37,355         2,147,912
                            Sprint..........................................                    21,359           851,690
                            US West.........................................                    28,853         1,031,495
                                                                                                                  ______
                                                                                                              24,016,302
                                                                                                                  ______
                            TOTAL COMMON STOCKS
                              (cost $235,303,221)...........................                                $281,877,532
                                                                                                                  ======
Preferred Stocks
______________________________________
                            Teledyne, Ser. E
                              (cost $446)...................................                        30      $        435
                                                                                                                  ======
                                                                                             Principal
Short-Term Investments-9.1%                                                                   Amount
______________________________________                                                         _____
    U.S. Treasury Bills:    4.50%, 1/4/1996.................................                $  301,000      $    300,904
                            5.28%, 1/11/1996................................                 8,400,000         8,386,812
                            5.25%, 1/18/1996.............................(b)                 5,662,000         5,648,355
                            5.33%, 1/25/1996................................                 6,809,000         6,787,075
                            5.27%, 2/29/1996................................                 4,456,000         4,420,619
                            4.82%, 3/7/1996.................................                 1,211,000         1,199,859
                            4.80%, 3/14/1996................................                   909,000           899,683
                            4.82%, 3/28/1996................................                   911,000           899,876
                                                                                                                  ______
                            TOTAL SHORT-TERM INVESTMENTS
                              (cost $28,540,044)                                                            $ 28,543,183
                                                                                                                  ======

TOTAL INVESTMENTS (cost $263,843,711).......................................                     99.3%      $310,421,150
                                                                                                =====             ======
CASH AND RECEIVABLES (NET)..................................................                       .7%      $  2,265,310
                                                                                                =====             ======
NET ASSETS..................................................................                    100.0%      $312,686,460
                                                                                                =====             ======

Notes to Statement of Investments:
________________________________________
(a) Non-income producing.
(b) Partially held by the custodian in a segregated account as collateral for open financial futures positions.

                         See notes to financial statements.

Dreyfus Stock Index Fund
________________________________________
Statement of Financial Futures                                                                     December 31, 1995

Financial Futures Purchased;
________________________________________
                                                                       Market Value                    Unrealized
                                                          Number of      Covered                     (Depreciation)
Issuer                                                    Contracts    by Contracts     Expiration     at 12/31/95
____                                                       ______       _______          ______          ______
Standard & Poor's 500........................                 94        $29,067,150      March 1996    ($234,815)
                                                                                                           ======

               See notes to financial statements.

Dreyfus Stock Index Fund
________________________________________
Statement of Assets and Liabilities                                                       December 31, 1995


ASSETS:
    Investments in securities, at value
      (cost $263,843,711)-see statement.....................................                    $310,421,150
    Cash....................................................................                       6,369,576
    Dividends receivable....................................................                         612,437
    Receivable for futures variation margin-Note 3(a).......................                          31,780
    Prepaid expenses........................................................                             437
                                                                                                      ______
                                                                                                 317,435,380
LIABILITIES:
    Due to The Dreyfus Corporation..........................................    $  133,785
    Dividends payable.......................................................     3,921,624
    Payable for investment securities purchased.............................       460,307
    Accrued expenses........................................................       233,204         4,748,920
                                                                                     _____            ______
NET ASSETS..................................................................                    $312,686,460
                                                                                                      ======
REPRESENTED BY:
    Paid-in capital.........................................................                    $261,474,826
    Accumulated undistributed investment income-net.........................                          14,894
    Accumulated undistributed net realized gain on investments..............                       4,854,116
    Accumulated net unrealized appreciation on investments
      [including ($234,815) net unrealized (depreciation) on financial
      futures]-Note 3(b)....................................................                      46,342,624
                                                                                                      ______
NET ASSETS at value applicable to 18,177,360 shares outstanding (200 million
    shares of $.001 par value Common Stock authorized)......................                    $312,686,460
                                                                                                      ======
NET ASSET VALUE, per share
    ($312,686,460 / 18,177,360 shares)......................................                          $17.20
                                                                                                      ======

              See notes to financial statements.

Dreyfus Stock Index Fund
________________________________________
Statement of Operations                                                           year ended December 31, 1995

INVESTMENT INCOME:
    Income:
      Cash dividends (net of foreign taxes witheld at source of $18,048)....    $4,429,014
      Interest..............................................................       763,272
                                                                                    ______
          Total Income......................................................                    $ 5,192,286
    Expenses:
      Index management fee-Note 2(a)........................................      $223,935
      Administration fee-Note 2(a)..........................................       318,306
      Custodian fees-Note 2(c)..............................................        74,016
      Professional fees.....................................................        58,508
      Registration fees.....................................................        57,806
      Directors' fees and expenses-Note 2(d)................................        25,709
      Prospectus and shareholders' reports..................................        16,003
      Shareholder servicing costs-Note 2(b).................................         5,453
      Miscellaneous.........................................................         4,722
                                                                                    ______
          Total Expenses....................................................       784,458
      Less-reduction in index management fee and administration fee
          due to undertaking-Note 2(a)......................................        57,945
                                                                                    ______
          Net Expenses......................................................                        726,513
                                                                                                     ______
          INVESTMENT INCOME-NET.............................................                      4,465,773
                                                                                                     ______
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
    Net realized gain on investments-Note 3(a)..............................    $5,260,106
    Net realized gain on financial futures-Note 3(a)........................     2,814,896
                                                                                    ______
          Net Realized Gain.................................................                      8,075,002
    Net unrealized appreciation on investments [including ($335,265) net
      unrealized (depreciation) on financial futures].......................                     43,128,888
                                                                                                     ______
          NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS..................                      51,203,890
                                                                                                     ______
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.......................                     $55,669,663
                                                                                                     ======

             See notes to financial statements.

Dreyfus Stock Index Fund
________________________________________
Statement of Changes in Net Assets

                                                                                   Year Ended December 31,
                                                                                ____________________________
                                                                                    1994            1995
                                                                                  ________         ______
OPERATIONS:
    Investment income-net................................................       $  1,991,399    $  4,465,773
    Net realized gain on investments.....................................            199,553       8,075,002
    Net unrealized appreciation (depreciation) on investments for the year        (1,356,172)     43,128,888
                                                                                      ______          ______
      Net Increase In Net Assets Resulting From Operations...............            834,780      55,669,663
                                                                                      ______          ______
DIVIDENDS TO SHAREHOLDERS:
    From investment income-net...........................................         (1,968,656)     (4,476,568)
    From net realized gain on investments................................              -          (2,357,447)
    In excess of net realized gain on investments........................           (429,123)          -
                                                                                      ______          ______
      Total Dividends....................................................         (2,397,779)     (6,834,015)
                                                                                      ______          ______
CAPITAL STOCK TRANSACTIONS:
    Net proceeds from shares sold........................................          47,033,174    219,772,239
    Dividends reinvested.................................................           2,397,779      6,834,015
    Cost of shares redeemed..............................................         (12,380,738)   (59,561,665)
                                                                                      ______          ______
      Increase In Net Assets From Capital Stock Transactions.............          37,050,215    167,044,589
                                                                                      ______          ______
        Total Increase In Net Assets.....................................          35,487,216    215,880,237
NET ASSETS:
    Beginning of year....................................................          61,319,007     96,806,223
                                                                                      ______          ______
    End of year (including undistributed investment income-net:
      $25,689 in 1994 and $14,894 in 1995)...............................        $ 96,806,223   $312,686,460
                                                                                      ======          ======

                                                                                  Shares            Shares
                                                                                  ______           ______
CAPITAL SHARE TRANSACTIONS:
    Shares sold..........................................................           3,593,641     14,313,682
    Shares issued for dividends reinvested...............................             186,922        417,105
    Shares redeemed......................................................            (945,685)    (4,033,543)
                                                                                      ______          ______
      Net Increase In Shares Outstanding.................................           2,834,878     10,697,244
                                                                                      ======          ======

               See notes to financial statements.

Dreyfus Stock Index Fund
________________________________________
Financial Highlights

    Contained below is per share operating performance data for a share of Common Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each year indicated. This information has been derived from the Fund's financial statements.

                                                    Year Ended        Four Months
                                                    August 31,           Ended             Year Ended December 31,
                                                  _________           December 31,    _______________________________
                                                 1991        1992        1992          1993         1994         1995
                                                 ___          ___        ___           ___          ___          ___
PER SHARE DATA:
    Net asset value, beginning of year          $11.62      $14.20       $14.87       $15.32        $13.20      $12.94
                                                  ___          ___         ___           ___           ___         ___
    Investment Operations:
    Investment income-net............              .39         .37          .13          .37           .32         .33
    Net realized and unrealized gain
      (loss)  on investments.........             2.60         .68          .77         1.04          (.21)       4.39
                                                  ___          ___         ___           ___           ___         ___
      Total from Investment Operations            2.99        1.05          .90         1.41           .11        4.72
                                                  ___          ___         ____          ___           ___         ___
    Distributions:
    Dividends from investment income-net          (.39)       (.38)        (.21)        (.34)         (.31)       (.33)
    Dividends in excess of investment
      income-net.....................               -           -            -          (.03)           -           -
    Dividends from net realized gain
      on investments.................             (.02)         -          (.24)       (3.00)           -         (.13)
    Dividends in excess of net
      realized gain on investments...               -           -           -           (.16)         (.06)         -
                                                  ___          ___         ___           ___           ___         ___
      Total Distributions............             (.41)       (.38)        (.45)       (3.53)         (.37)       (.46)
                                                  ___          ___         ___           ___           ___         ___
    Net asset value, end of year.....           $14.20      $14.87       $15.32       $13.20        $12.94      $17.20
                                                  ====         ===         ====          ===           ===         ===

TOTAL INVESTMENT RETURN..............            26.26%       7.49%        6.05%(1)     9.33%          .88%      36.78%
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets        .40%        .40%         .13%(1)      .40%          .40%        .39%
    Ratio of net investment income to
      average net assets.............             3.05%       2.63%         .85%(1)     2.38%         2.57%       2.38%
    Decrease reflected in above expense
      ratios due to undertakings by
      WFNIA and Dreyfus..............              .11%        .13%          .03%(1)     .27%          .16%        .03%
    Portfolio Turnover Rate..........             1.02%       7.66%         6.94%(1)   71.71%         2.82%      11.95%
    Net Assets, end of year (000's Omitted)    $62,400     $74,446       $70,072     $61,319       $96,806    $312,686

___________
(1) Not annualized.

                   See notes to financial statements.

Dreyfus Stock Index Fund
________________________________________
NOTES TO FINANCIAL STATEMENTS

NOTE 1-Significant Accounting Policies:

    The Fund is registered under the Investment Company Act of 1940 ("Act") as a non-diversified open-end management investment company, that is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of life insurance companies. Effective November 13, 1995, The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager and Mellon Equity Associates, an affiliate of Dreyfus ("Mellon Equity"), serves as the Fund's index manager. Boston Safe Deposit and Trust Company, an affiliate of Dreyfus, became the Fund's custodian. Dreyfus is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. (the "Distributor") acts as the distributor of the Fund's shares, which are sold to the public without a sales charge. The Distributor, located at One Exchange Place, Boston, Massachusetts 02109, is a wholly-owned subsidiary of FDI Services, Inc., a provider of mutual fund administration services, which in turn is a wholly-owned subsidiary of FDI Holdings, Inc., the parent company of which is Boston Institutional Group, Inc.

    Prior to November 13, 1995, Wells Fargo Nikko Investment Advisor ("WFNIA") served as the Fund's index manager. In addition, Wells Fargo Institutional Trust Company, N.A. ("WFITC"), an affiliate of WFNIA, was the custodian of the Fund's investments. The Dreyfus Corporation ("Dreyfus") served as the Fund's administrator.

    (a) Portfolio valuation: Investments in securities (including financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

    (b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.

    (c) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid on a quarterly basis. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. This may result in distributions that are in excess of net realized gains on a fiscal year basis. To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.

    (d) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

Dreyfus Stock Index Fund
_______________________________________
NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 2-Management Fee, Administration Fee and Other Transactions With
Affiliates:

    (a) Effective November 13, 1995, pursuant to an Investment Advisory Agreement with Dreyfus, the investment advisory fee is computed at the annual rate of .245 of 1% of the average daily value of the Fund's net assets, and is payable monthly. Dreyfus has agreed to pay Mellon Equity, an affiliate of Dreyfus, a fee of .095 of 1% of the average daily value of the Fund's net assets. Prior to November 13, 1995, the Fund had an Index Management Agreement with WFNIA and an Administration Agreement with Dreyfus whereby, WFNIA and Dreyfus each received annual fees of .15 of 1% of the average daily value of the Fund's net assets. The most stringent state expense limitation applicable to the Fund presently requires reimbursement of expenses in any full year that such expenses exceed 2-1/2% of the first $30 million, 2% of the next $70 million and 1-1/2% of the excess over $100 million of the average value of the Fund's net assets in accordance with California "blue sky" regulations. The Dreyfus Corporation (and WFNIA through November 12, 1995) has currently undertaken from January 1, 1995 until December 31, 1995 and thereafter until such a time as they give shareholders at least 180 days notice to the contrary that if the Fund's aggregate expenses (exclusive of brokerage commissions, transaction fees and extraordinary expenses) exceed an annual rate of .40 of 1% of the average daily value of the Fund's net assets, the Fund may deduct from the payments to be made to Dreyfus. Pursuant to an undertaking, WFNIA and Dreyfus reduced the index management fee and the administration fee during the period January 1, 1995 to November 13, 1995, by $28,973 and $28,972, respectively.

    Effective December 1, 1995, the Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $21 for the period from December 1, 1995 through December 31, 1995.

    (b) Pursuant to the Fund's Shareholder Services Plan, the Fund reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net assets for certain allocated expenses with respect to servicing and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts.
 During the year ended December 31, 1995, the Fund was charged an aggregate of $9,048 pursuant to the Shareholder Services Plan.

    (c) During the year ended December 31, 1995, Wells Fargo Institutional Trust Company, N.A. earned $74,016 for custodian services provided to the Fund.

    (d) Each director who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $2,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

Dreyfus Stock Index Fund
________________________________________
NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 3-Securities Transactions:

    (a) The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the year ended December 31, 1995 amounted to $166,667,593 and $21,149,100, respectively.

    The Fund may invest in trading financial futures contracts in order to gain exposure to or protect against changes in the market. The Fund is exposed to market risk as a result of changes in the value of the underlying financial instruments (see the Statement of Financial Futures). Investments in financial futures require the Fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the Fund recognizes a realized gain or loss. These investments require initial margin deposits with a custodian, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at December 31, 1995 and their related unrealized market depreciation are set forth in the Statement of Financial Futures.

    (b) At December 31, 1995, accumulated net unrealized appreciation on investments was $46,342,624, consisting of $49,269,498 gross unrealized appreciation and $2,926,874 gross unrealized depreciation.

    At December 31, 1995, the costs of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Dreyfus Stock Index Fund
________________________________________
Report of Independent Accountants

To the Shareholders and Board of Directors of Dreyfus Stock Index Fund:

    We have audited the accompanying statement of assets and liabilities of Dreyfus Stock Index Fund, including the statements of investments and financial futures, as of December 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, for the period September 1, 1992 to December 31, 1992, and the years ended August 31, 1992 and 1991. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Stock Index Fund as of December 31, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

                                             COOPERS & LYBRAND L.L.P.
New York, New York
February 13, 1996

Dreyfus Stock Index Fund
_______________________________________
Important Tax Information (Unaudited)

    For Federal tax purposes the Fund hereby designates $.001 per share as a long-term capital gain distribution of the $.003 per share paid on August 30, 1995. The Fund also designates $.10 per share as a long-term capital gain distribution of the $.22 per share paid on December 29, 1995.

Dreyfus Stock Index Fund
_______________________________________
Proxy Results (Unaudited)

    A special meeting of stockholders of the Fund was held on November 3, 1995, at which shareholders approved a new management agreement between the Fund and Dreyfus by a vote of 10,816,873 shares in favor of, and 167,119 shares against the agreement, with 888,457 shares abstaining (including broker non-votes). Also approved at the meeting was a new index management agreement between Dreyfus and Mellon Equity Associates, by a vote of 10,633,940 shares in favor of, and 227,309 shares against the agreement, with 1,011,199 shares abstaining (including broker non-votes).

[Dreyfus lion "d" logo]
Dreyfus Stock Index Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
Boston Safe Deposit and Trust Company
One Boston Place
Boston, MA 02108

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
One American Express Plaza
Providence, RI 02903


Further information is contained
in the Prospectus, which must
precede or accompany this report.


Printed in U.S.A.                           763AR9512
[Dreyfus logo]

Dreyfus
Stock
Index Fund
Annual Report

December 31, 1995